Other Assets (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 09, 2022	Jul. 06, 2022	Jan. 31, 2021	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Exercise price	$ 5.32								$ 4.38
Additional consideration, value						$ 200,000			$ 200,000
Amortization					$ 3,136		$ 3,136
Equity Option [Member]
Additional consideration, value									$ 253,337
Equity Option [Member]
Stock options issued									71,429
Exercise price									$ 7.00
Common Stock [Member]
Additional consideration, shares			28,571			28,571			71,429
Share price									$ 7.00
Additional consideration, value						$ 3			$ 3
Share Purchase Agreement [Member]
Asset acquisition				$ 2,500,000
Escrow deposit									150,000	$ 75,000
Operating costs						$ 250,000	$ 683,000	$ 770,000	$ 850,000	$ 345,000
Share Purchase Agreement [Member] | Equity Option [Member]
Additional consideration, value		$ 183,136
Share Purchase Agreement [Member] | Equity Option [Member] | Other Assets [Member]
Additional consideration, value		122,701
Share Purchase Agreement [Member] | Equity Option [Member]
Stock options issued				35,714
Exercise price				$ 7.00
Share Purchase Agreement [Member] | Common Stock [Member]
Additional consideration, shares				28,571
Share price				$ 7.00
Additional consideration, value		$ 200,000